TRADE ACCOUNTS AND OTHER ACCOUNTS RECEIVABLE - Additional Information (Details)	12 Months Ended
Dec. 31, 2025 client
TRADE AND OTHER RECEIVABLES
Number of clients having balances in different sections of stratification	275,567
Chile
TRADE AND OTHER RECEIVABLES
Number of clients having balances in different sections of stratification	72,694
Brazil
TRADE AND OTHER RECEIVABLES
Number of clients having balances in different sections of stratification	84,145
Argentina
TRADE AND OTHER RECEIVABLES
Number of clients having balances in different sections of stratification	66,306
Paraguay
TRADE AND OTHER RECEIVABLES
Number of clients having balances in different sections of stratification	52,422